Exhibit 99.5 Schedule 1

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
LoanAmount	0	23	0%
B1LastName	0	23	0%
QualifyingLTV	1	23	4.35%	Rounding variance, not significant
Term	0	23	0%
InterestRate	0	23	0%
LoanPurpose	0	23	0%
LoanProgram	0	22	0%
PrepaymentPenaltyFlag	0	6	0%
PropertyType	1	22	4.55%	Tape reflected SFR; CrossCheck confirmed PUD
B1FirstName	0	22	0%
PropertyState	0	22	0%
AmortizationType	0	4	0%
PropertyAddress	0	22	0%
Occupancy	0	22	0%
QualifyingCLTV	1	22	4.55%	Rounding variance, not significant
PropertyCity	0	22	0%
PropertyZipCode	0	22	0%
DTIMeetsGLRequirements	0	7	0%
BusinessPurposeFlag	0	3	0%